UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ryan Campbell
Title:              Vice President & Manager Trust Operations
Phone:              620-694-2259
Signature,          Place,              and Date of Signing:
Ryan Campbell       Hutchinson, KS      February 11, 2011
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $112,939


List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS    CUSIP ($1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                        COM            060505104     402    30202  SH      Sole              30202      0      0
Barrick Gold Corp                           COM            067901108     283     5330  SH      Other              5330      0      0
Coca-Cola Co                                COM            191216100     204     3110  SH      Sole               3110      0      0
Consumer Discretionary Select Sector SPDR   SBI CONS DISCR 81369Y407    1116    29849  SH      Sole              29849      0      0
Consumer Staples Select Sector SPDR         SBI CONS STPLS 81369Y308    2051    70003  SH      Sole              70003      0      0
Disney Walt Co                              COM DISNEY     254687106     246     6576  SH      Sole               6576      0      0
Energy Select Sector SPDR                   SBI INT-ENERGY 81369Y506    2276    33348  SH      Sole              33348      0      0
Exxon Mobil Corp                            COM            30231G102     116     1600  SH      Other              1600      0      0
Exxon Mobil Corp                            COM            30231G102    1012    13844  SH      Sole              13844      0      0
Financial Select Sector SPDR                SBI INT-FINL   81369Y605    1878   117758  SH      Sole             117758      0      0
Health Care Select Sector SPDR              SBI HEALTHCARE 81369Y209    1959    62213  SH      Sole              62213      0      0
Industrial Select Sector SPDR               SBI INT-INDS   81369Y704    2019    57916  SH      Sole              57916      0      0
iShares Invest Grade Corp Bond              IBOXX INV CPBD 464287242     778     7182  SH      Other              5195      0      0
iShares Invest Grade Corp Bond              IBOXX INV CPBD 464287242   16545   152573  SH      Sole             152573      0      0
iShares MSCI EAFE Index Fund                MSCI EAFE IDX  464287465    1516    26041  SH      Other              9932      0      0
iShares MSCI EAFE Index Fund                MSCI EAFE IDX  464287465   15001   257671  SH      Sole             256451      0   1220
iShares S&P 500 Index Fund                  S&P 500 INDEX  464287200    2491    19738  SH      Other              7602      0      0
iShares S&P 500 Index Fund                  S&P 500 INDEX  464287200   18412   145845  SH      Sole             144942      0    903
iShares S&P MidCap 400 Index Fund           S&P MIDCAP 400 464287507    1024    11298  SH      Other              4223      0      0
iShares S&P MidCap 400 Index Fund           S&P MIDCAP 400 464287507    8502    93756  SH      Sole              93233      0    523
iShares S&P SmallCap 600 Index Fund         S&P SMLCAP 600 464287804    1023    14950  SH      Other              5560      0      0
iShares S&P SmallCap 600 Index Fund         S&P SMLCAP 600 464287804    8481   123871  SH      Sole             123186      0    685
Johnson & Johnson                           COM            478160104      30      500  SH      Other               500      0      0
Johnson & Johnson                           COM            478160104     175     2841  SH      Sole               2841      0      0
Kroger (The) Co                             COM            501044101    1384    61899  SH      Other             61899      0      0
Kroger (The) Co                             COM            501044101    7603   340054  SH      Sole             340054      0      0
Materials Select Sector SPDR                SBI MATERIALS  81369Y100     598    15569  SH      Sole              15569      0      0
McDonalds Corp                              COM            580135101     317     4135  SH      Sole               4135      0      0
Technology Select Sector SPDR               SBI INT-TECH   81369Y803    3454   137147  SH      Sole             137147      0      0
Utilities Select Sector SPDR                SBI INT-UTILS  81369Y886      25      800  SH      Other               800      0      0
Utilities Select Sector SPDR                SBI INT-UTILS  81369Y886     526    16805  SH      Sole              16805      0      0
Vangard REIT ETF                            REIT ETF       922908553     307     5550  SH      Sole               5550      0      0
Vanguard Emerging Markets ETF               EMR MKT ETF    922042858    1054    21908  SH      Other              8116      0      0
Vanguard Emerging Markets ETF               EMR MKT ETF    922042858    9434   195948  SH      Sole             194920      0   1028
Wal-Mart Stores Inc                         COM            931142103     414     7689  SH      Sole               7689      0      0
Wells Fargo & Co New                        COM            949746101     198     6400  SH      Other              6400      0      0
Wells Fargo & Co New                        COM            949746101      85     2763  SH      Sole               2763      0